May 01, 2025
American Funds Global Balanced Fund | American Funds Global Balanced Fund

1. The fourth paragraph under the “Principal investment strategies” section of the American Funds Global Balanced Fund statutory prospectus is amended to read as follows:

The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Keep this supplement with your prospectus.

Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (each as supplemented to date):
American Funds® Global Balanced Fund American Funds® Global Insight Fund